UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MONEY MARKET FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2011


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

================================================

     ANNUAL REPORT
     USAA MONEY MARKET FUND
     JULY 31, 2011

================================================

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

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PRESIDENT'S MESSAGE

"LOOKING BACK AT THE FISCAL YEAR, WE SHOULD
ALL TAKE NOTE OF HOW DIFFICULT -- EVEN
IMPOSSIBLE -- IT IS TO PREDICT WHAT IS GOING
TO HAPPEN NEXT. THIS IS WHY I PREFER TO MAKE       [PHOTO OF DANIEL S. McNAMARA]
MY OWN INVESTMENT DECISIONS IN THE CONTEXT
OF MY INVESTMENT PLAN, WHICH IS BASED ON MY
GOALS, RISK TOLERANCE, AND TIME HORIZON."

--------------------------------------------------------------------------------

AUGUST 2011

The one-year reporting period was turbulent, characterized by persistent concerns and punctuated by dramatic events. Yet, despite the headlines, stocks posted strong gains. Riskier asset classes generally outperformed U.S. Treasuries. Interestingly, U.S. Treasury prices fell steeply and then rebounded. As a result, U.S. Treasury yields, which move in the opposite direction of prices, ended the reporting period almost exactly where they started. (Yields declined significantly after fiscal year-end as investors fled riskier asset classes for the relative safe haven of U.S. Treasuries.)

When the period began, U.S. Treasury prices were rising. Investors seemed to prefer U.S. government securities as economic growth slowed. At the time, the Federal Reserve (the Fed) was also expected to reverse its monetary accommodations, which some observers believed would compound the nation's economic problems. However, after the Fed hinted about a second round of quantitative easing (QE2), U.S. Treasury prices declined and yields increased. The trend continued even after the Fed announced it would buy $600 billion in long-term U.S. Treasuries in the open market. Higher risk assets, such as stocks, corporate bonds and high-yield securities, rallied as investors sought better returns.

In February 2011, investor confidence faltered. U.S. Treasury prices started to rise as political unrest emerged in Tunisia and spread to other nations in North Africa and the Middle East. Oil prices increased in response, threatening to derail global economic growth. During March, Japan experienced a massive earthquake followed by a tsunami. The terrible toll on human life and on that nation's infrastructure, including emergencies at some nuclear power plants, led to speculation about the potential impact of the disaster on companies that do business in or with Japan. It also led to supply disruptions that slowed worldwide economic growth. Fortunately, as of this writing, the impact on the financial markets has been minimal.

Throughout the fiscal year, there was also a never-ending stream of bad news from the European Union (EU). A number of EU peripheral nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest in response to austerity measures. Despite action by the

================================================================================

================================================================================

EU and International Monetary Fund, a permanent solution has yet to be found. In my opinion, the health of the entire global financial system has been stressed by the EU's fiscal challenges.

In the U.S., home prices softened in many markets as mortgage lenders renewed their foreclosure filings. Although new jobs were created, the slow rate of growth did not allow the U.S. unemployment rate to improve materially. At the end of June, and as expected, the Fed ended QE2. Surprisingly, U.S. Treasuries continued to rally even as U.S. legislators hotly debated whether to raise the nation's debt ceiling and in spite of one of the three major credit rating agencies putting U.S. government debt on its watch list. (Following the end of reporting period, the U.S. was downgraded one notch to a still very strong AA+.) After the debt debate was settled, the market quickly turned its attention to weaker-than-expected economic growth and escalating sovereign debt concerns in Europe. Although U.S. Treasury yields ended the reporting period about where they started, interest rates fell dramatically after fiscal year-end (as of this writing, the interest rate on a 10-year U.S. Treasury note is below 2.25%). At the same time, volatility in the equity markets increased and stocks declined.

Looking back at the fiscal year, we should all take note of how difficult -- even impossible -- it is to predict what is going to happen next. This is why I prefer to make my own investment decisions in the context of my investment plan, which is based on my goals, risk tolerance, and time horizon. The noise of the latest headlines is not a factor in my considerations, and I sincerely encourage you to follow my example. If you would like to review your strategy, please call on one of our USAA service representatives. They are ready to assist you free of charge.

On behalf of all of us here at USAA Investment Company, thank you for the opportunity to manage your investments. We are proud to serve your financial needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

   Distributions to Shareholders                                              9

   Report of Independent Registered Public Accounting Firm                   10

   Portfolio of Investments                                                  11

   Notes to Portfolio of Investments                                         30

   Financial Statements                                                      34

   Notes to Financial Statements                                             37

EXPENSE EXAMPLE                                                              46

ADVISORY AGREEMENT                                                           48

TRUSTEES' AND OFFICERS' INFORMATION                                          53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company
--------------------------------------------------------------------------------

o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the one-year reporting period ended July 31, 2011, the seven-day yield on the Fund remained at 0.01%. The total return for the same period was 0.02%, compared to an average of 0.02% for all money market funds ranked by iMoneyNet, Inc.

o WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD AND HOW DID THEY AFFECT THE MONEY MARKETS?

    Optimism about the global economic recovery pervaded the financial markets at the beginning of the reporting period, but it faded as new risks emerged, including political unrest in the Middle East, sovereign debt concerns among European Union (EU) peripheral nations, and Japan's combined earthquake, tsunami, and nuclear power plant disaster. The U.S. economy, which had expanded in the second half of 2010, weakened considerably. Unemployment remained stubbornly high and the housing market softened. Perhaps as a result, consumer spending dropped.

    Refer to page 6 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA MONEY MARKET FUND

================================================================================

    In response to what it perceived as weaker economic conditions, the Federal Reserve (the Fed) initiated a second round of quantitative easing (QE2), which ultimately drove longer-term yields higher. Market sentiment shifted somewhat during the spring of 2011, driven by rising commodities prices, the intense debate about the U.S. budget deficit, and a dispute among EU members about a new aid package for Greece. Although a major credit rating agency put U.S. government debt on negative outlook, investors continued to buy U.S. Treasuries, pushing yields down. As a result, longer U.S. Treasury yields ended the reporting period relatively unchanged. The Fed completed QE2 as scheduled on June 30, 2011.

    Short-term interest rates remained anchored at historic lows as the Fed held the federal funds target rate (the interest rate on overnight loans between banks) in a range of 0% to 0.25%. Given that short-term rates were at record low levels, numerous issuers reduced their reliance on the money markets and shifted to longer-term financing. More stringent regulations on money market funds, implemented during 2010, also intensified the demand for short-term investments, depressing yields during the reporting period.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    When interest rates are low, we typically look for opportunities in longer maturity instruments. However, even when longer-term interest rates increased during the reporting period, we found the relative difference in long- and short-term yields to be marginal at best. We continued to seek opportunities in high-quality securities that offer attractive relative value, particularly those we believe have been overlooked by investors.

    During the reporting period, we concentrated our investments on variable-rate demand notes (VRDNs). These instruments offer competitive yields compared with many other securities and provide the Fund with considerable liquidity. In addition to having interest rates that reset daily or weekly, the VRDNs owned by the Fund have

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    a demand feature -- often backed by liquidity provided by a financial institution -- that allows us to sell them back to issuers at par value (100% face value) with a notice of seven days or less. When interest rates rise, VRDNs will allow us to capture higher yields quickly.

    We continued to rely on our skilled research analysts to help us evaluate the credit or structural risk posed by certain issuers and securities. As some of the investments owned by the Fund were redeemed, we were -- at times -- required to reinvest at lower yields. The Fund's weighted average maturity (WAM) remained short, ending the reporting period at 15 days.

o   WHAT IS THE OUTLOOK?

    In the months ahead, U.S. economic growth is likely to continue, although at a very slow pace. As long as unemployment remains elevated, we expect Americans to limit their spending. Because of low headline inflation (which excludes food and energy prices), slow economic growth, and a persistently high unemployment rate, the Fed is unlikely to raise short-term interest rates until late 2012 at the earliest.

    In this low interest rate environment, we will continue to manage the Fund to preserve your principal while maximizing the income you receive. Once interest rates begin to rise, we will look for attractive opportunities to extend the Fund's weighted average maturity.

    We appreciate the opportunity to manage your investments. Thank you for your continued confidence in us.

================================================================================

4  | USAA MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (Symbol: USAXX)

--------------------------------------------------------------------------------
                                          7/31/11                  7/31/10
--------------------------------------------------------------------------------
Net Assets                           $5,020.7 Million          $5,317.2 Million
Net Asset Value Per Share                  $1.00                     $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                     15 Days                   12 Days

(+)Dollar weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/11
--------------------------------------------------------------------------------
   1 Year              5 Years              10 Years              7-Day Yield

   0.02%                2.11%                 2.03%                  0.01%


--------------------------------------------------------------------------------
                            EXPENSE RATIO AS OF 7/31/10*
--------------------------------------------------------------------------------

                                       0.62%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                             USAA MONEY MARKET
                                   FUND                       iMONEYNET AVERAGE
 7/27/2010                         0.01%                            0.02%
 8/31/2010                         0.01                             0.02
 9/28/2010                         0.01                             0.02
10/26/2010                         0.01                             0.02
11/30/2010                         0.01                             0.02
12/28/2010                         0.01                             0.02
 1/25/2011                         0.01                             0.02
 2/22/2011                         0.01                             0.02
 3/29/2011                         0.01                             0.02
 4/26/2011                         0.01                             0.01
 5/31/2011                         0.01                             0.01
 6/28/2011                         0.01                             0.01
 7/26/2011                         0.01                             0.01

                                   [END CHART]

       Data represent the last Tuesday of each month. Ending date 7/26/11.

The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                          USAA MONEY MARKET FUND
 7/31/2001                                                     $10,000.00
 8/31/2001                                                      10,028.15
 9/30/2001                                                      10,051.67
10/31/2001                                                      10,073.97
11/30/2001                                                      10,092.35
12/31/2001                                                      10,108.03
 1/31/2002                                                      10,122.40
 2/28/2002                                                      10,134.92
 3/31/2002                                                      10,148.63
 4/30/2002                                                      10,162.16
 5/31/2002                                                      10,176.54
 6/30/2002                                                      10,188.67
 7/31/2002                                                      10,201.66
 8/31/2002                                                      10,215.43
 9/30/2002                                                      10,227.24
10/31/2002                                                      10,240.31
11/30/2002                                                      10,251.86
12/31/2002                                                      10,262.14
 1/31/2003                                                      10,272.46
 2/28/2003                                                      10,281.15
 3/31/2003                                                      10,289.19
 4/30/2003                                                      10,297.48
 5/31/2003                                                      10,306.17
 6/30/2003                                                      10,313.06
 7/31/2003                                                      10,319.04
 8/31/2003                                                      10,325.20
 9/30/2003                                                      10,330.81
10/31/2003                                                      10,336.90
11/30/2003                                                      10,341.99
12/31/2003                                                      10,347.79
 1/31/2004                                                      10,353.07
 2/29/2004                                                      10,358.14
 3/31/2004                                                      10,363.42
 4/30/2004                                                      10,369.05
 5/31/2004                                                      10,374.07
 6/30/2004                                                      10,379.95
 7/31/2004                                                      10,387.32
 8/31/2004                                                      10,395.87
 9/30/2004                                                      10,405.91
10/31/2004                                                      10,417.36
11/30/2004                                                      10,429.99
12/31/2004                                                      10,446.17
 1/31/2005                                                      10,461.41
 2/28/2005                                                      10,477.62
 3/31/2005                                                      10,497.06
 4/30/2005                                                      10,518.03
 5/31/2005                                                      10,539.60
 6/30/2005                                                      10,562.65
 7/31/2005                                                      10,587.80
 8/31/2005                                                      10,614.49
 9/30/2005                                                      10,644.00
10/31/2005                                                      10,672.54
11/30/2005                                                      10,703.87
12/31/2005                                                      10,740.61
 1/31/2006                                                      10,773.15
 2/28/2006                                                      10,806.68
 3/31/2006                                                      10,847.47
 4/30/2006                                                      10,883.37
 5/31/2006                                                      10,924.62
 6/30/2006                                                      10,968.61
 7/31/2006                                                      11,009.99
 8/31/2006                                                      11,055.13
 9/30/2006                                                      11,100.43
10/31/2006                                                      11,144.41
11/30/2006                                                      11,188.60
12/31/2006                                                      11,237.52
 1/31/2007                                                      11,280.62
 2/28/2007                                                      11,322.25
 3/31/2007                                                      11,369.89
 4/30/2007                                                      11,413.13
 5/31/2007                                                      11,459.57
 6/30/2007                                                      11,505.94
 7/31/2007                                                      11,551.03
 8/31/2007                                                      11,603.17
 9/30/2007                                                      11,645.02
10/31/2007                                                      11,690.37
11/30/2007                                                      11,734.85
12/31/2007                                                      11,777.49
 1/31/2008                                                      11,815.86
 2/29/2008                                                      11,847.23
 3/31/2008                                                      11,874.87
 4/30/2008                                                      11,902.29
 5/31/2008                                                      11,930.33
 6/30/2008                                                      11,954.07
 7/31/2008                                                      11,977.94
 8/31/2008                                                      12,002.72
 9/30/2008                                                      12,033.45
10/31/2008                                                      12,074.78
11/30/2008                                                      12,096.94
12/31/2008                                                      12,116.99
 1/31/2009                                                      12,131.90
 2/28/2009                                                      12,143.82
 3/31/2009                                                      12,156.38
 4/30/2009                                                      12,167.70
 5/31/2009                                                      12,180.11
 6/30/2009                                                      12,191.19
 7/31/2009                                                      12,200.93
 8/31/2009                                                      12,207.31
 9/30/2009                                                      12,211.63
10/31/2009                                                      12,214.66
11/30/2009                                                      12,216.21
12/31/2009                                                      12,219.07
 1/31/2010                                                      12,219.26
 2/28/2010                                                      12,219.35
 3/31/2010                                                      12,219.46
 4/30/2010                                                      12,219.56
 5/31/2010                                                      12,219.66
 6/30/2010                                                      12,219.76
 7/31/2010                                                      12,219.87
 8/31/2010                                                      12,219.97
 9/30/2010                                                      12,220.07
10/31/2010                                                      12,220.17
11/30/2010                                                      12,220.27
12/31/2010                                                      12,221.75
 1/31/2011                                                      12,221.85
 2/28/2011                                                      12,221.94
 3/31/2011                                                      12,222.05
 4/30/2011                                                      12,222.15
 5/31/2011                                                      12,222.25
 6/30/2011                                                      12,222.35
 7/31/2011                                                      12,222.45

                                   [END CHART]

                       Data from 7/31/01 through 7/31/11.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For seven-day yield information, please refer to the Fund's investment overview page.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o PORTFOLIO MIX -- 7/31/2011 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                77.7%
COMMERCIAL PAPER                                                          17.9%
FIXED-RATE INSTRUMENTS                                                     1.4%
PUT BONDS                                                                  1.0%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-29.

================================================================================

8  | USAA MONEY MARKET FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

For the fiscal year ended July 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $511,000 as qualifying interest income.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
September 19, 2011

================================================================================

10  | USAA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2011

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (1.4%)

              EDUCATION (0.5%)
   $24,340    Binghamton City School District                         1.00%        9/16/2011    $   24,356
                                                                                                ----------
              GENERAL OBLIGATION (0.9%)
     4,585    Minnetonka ISD (NBGA)(a)                                1.00         8/18/2012         4,610
     8,595    South Euclid                                            1.00         9/28/2011         8,598
    30,000    State of Texas                                          2.00         8/31/2011        30,041
                                                                                                ----------
                                                                                                    43,249
                                                                                                ----------
              Total Fixed-Rate Instruments (cost: $67,605)                                          67,605
                                                                                                ----------

              COMMERCIAL PAPER (17.9%)

              ASSET-BACKED FINANCING (0.2%)
    10,000    Barton Capital Corp.(b),(c)                             0.16         8/02/2011        10,000
                                                                                                ----------
              EDUCATION (4.0%)
    30,000    Board of Regents of Univ. of Texas                      0.20         8/02/2011        30,000
    40,000    Board of Regents of Univ. of Texas                      0.19        10/18/2011        40,000
    28,880    Board of Trustees of Michigan State Univ.               0.23         8/02/2011        28,880
    15,000    Board of Trustees of Michigan State Univ.               0.22        12/07/2011        15,000
    13,500    Board of Trustees of Michigan State Univ.               0.22        12/07/2011        13,500
    15,500    Cornell Univ.                                           0.29         8/16/2011        15,498
     6,000    John Hopkins Univ.                                      0.09         9/02/2011         6,000
    16,418    John Hopkins Univ.                                      0.09         9/02/2011        16,418
    20,000    Yale Univ.                                              0.19         9/15/2011        19,996
    15,150    Yale Univ.                                              0.18        10/18/2011        15,144
                                                                                                ----------
                                                                                                   200,436
                                                                                                ----------
              ELECTRIC/GAS UTILITIES (1.5%)
    14,668    New York Power Auth.                                    0.15         8/18/2011        14,667
     5,258    New York Power Auth.                                    0.24         9/13/2011         5,256
    28,099    New York Power Auth.                                    0.24        10/04/2011        28,087
    12,000    South Carolina Public Service Auth.                     0.18         8/17/2011        12,000
    14,583    South Carolina Public Service Auth.                     0.18         8/24/2011        14,583
                                                                                                ----------
                                                                                                    74,593
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION (3.3%)
   $13,000    Houston                                                 0.13%       10/04/2011    $   13,000
    40,000    Houston                                                 0.13        10/04/2011        40,000
    30,000    State of California                                     0.15         8/16/2011        30,000
    38,500    Texas Public Finance Auth.                              0.27         8/01/2011        38,500
    20,250    Texas Public Finance Auth.                              0.15         8/11/2011        20,250
    16,800    Texas Public Finance Auth.                              0.20         8/12/2011        16,800
     8,500    Texas Public Finance Auth.                              0.28         8/23/2011         8,500
                                                                                                ----------
                                                                                                   167,050
                                                                                                ----------
              HEALTH CARE FACILITIES (0.6%)
    30,000    Trinity Health Corp.                                    0.17         9/07/2011        29,995
                                                                                                ----------
              HOSPITAL (4.3%)
    24,150    Catholic Health Initiatives                             0.35         8/03/2011        24,150
    50,649    Catholic Health Initiatives                             0.42         8/09/2011        50,649
    15,000    Catholic Health Initiatives                             0.34         8/10/2011        15,000
    58,400    Catholic Health Initiatives                             0.40        10/06/2011        58,400
     8,870    Catholic Health Initiatives                             0.22        11/09/2011         8,870
    37,100    Catholic Health Initiatives                             0.27        11/17/2011        37,100
    20,000    Inova Health System                                     0.22        10/05/2011        19,992
                                                                                                ----------
                                                                                                   214,161
                                                                                                ----------
              MUNICIPAL FINANCE (0.9%)
    46,200    Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)           0.26         9/07/2011        46,200
                                                                                                ----------
              REAL ESTATE OPERATING COMPANIES (0.5%)
    27,900    Medical Building Funding Corp. IX, LLC
                (LOC - Bank of Nova Scotia)(LOC - KBC Bank, N.V.)     0.40         8/26/2011        27,900
                                                                                                ----------
              SALES TAX (1.8%)
    35,000    Dallas Area Rapid Transit                               0.37         8/04/2011        35,000
    35,000    Dallas Area Rapid Transit                               0.38         8/25/2011        35,000
    20,000    Dallas Area Rapid Transit                               0.14        10/07/2011        20,000
                                                                                                ----------
                                                                                                    90,000
                                                                                                ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.5%)
    10,000    Regional Transportation Auth. (LOC - JPMorgan
                Chase Bank, N.A.)                                     0.18         8/30/2011        10,000
    12,925    Regional Transportation Auth. (LOC - JPMorgan
                Chase Bank, N.A.)                                     0.18         9/28/2011        12,925
                                                                                                ----------
                                                                                                    22,925
                                                                                                ----------
              WATER/SEWER UTILITY (0.3%)
    17,082    Chicago Water Systems (LOC - BNP Paribas)               0.29         9/21/2011        17,082
                                                                                                ----------
              Total Commercial Paper (cost: $900,342)                                              900,342
                                                                                                ----------

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              PUT BONDS (1.0%)

              BUILDINGS (0.3%)
   $16,250    New York Liberty Dev Corp.                              0.35%       12/01/2049    $   16,250
                                                                                                ----------
              EDUCATION SERVICES (0.1%)
     3,500    Kent County (LOC - PNC Bank, N.A.)                      0.45        12/01/2038         3,500
                                                                                                ----------
              GENERAL OBLIGATION (0.2%)
    10,000    Houston ISD (NBGA) (LIQ)                                0.57         6/15/2031        10,000
                                                                                                ----------
              HOSPITAL (0.4%)
    20,000    California Statewide Communities Dev. Auth.             0.38         4/01/2037        20,000
                                                                                                ----------
              Total Put Bonds (cost: $49,750)                                                       49,750
                                                                                                ----------

              VARIABLE-RATE DEMAND NOTES (77.7%)

              AGRICULTURAL PRODUCTS (1.4%)
    11,420    Buchanan County (LOC - Wells Fargo Bank, N.A.)          0.11        10/01/2026        11,420
     5,310    Bybee Foods, LLC (LOC - Key Bank, N.A.)                 0.50        11/01/2026         5,310
    15,000    Indiana Finance Auth.                                   0.12         6/01/2041        15,000
    35,000    Iowa Finance Auth.                                      0.12         6/01/2039        35,000
     4,005    Yakima County Public Corp. (LOC - Key Bank, N.A.)       0.35         4/01/2018         4,005
                                                                                                ----------
                                                                                                    70,735
                                                                                                ----------
              AIRLINES (0.7%)
    35,000    Chicago-O'Hare International Airport
                (LOC - Bayerische Landesbank)                         0.16         5/01/2035        35,000
                                                                                                ----------
              AIRPORT SERVICES (0.7%)
    21,785    Holland-Sheltair Aviation Funding, LLC
                (LOC - Federal Home Loan Bank of Atlanta)             0.13         5/01/2035        21,785
    13,835    Holland-Sheltair Aviation Funding, LLC
                (LOC - Federal Home Loan Bank of Atlanta)             0.13         5/01/2048        13,835
                                                                                                ----------
                                                                                                    35,620
                                                                                                ----------
              AIRPORT/PORT (1.9%)
     8,900    Chicago Midway Airport (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.23         1/01/2025         8,900
    40,000    Clark County (LOC - Landesbank Baden-Wurttemberg)       0.40         7/01/2029        40,000
    35,000    Clark County (LOC - Landesbank Baden-Wurttemberg)       0.50         7/01/2029        35,000
     9,375    Denver City and County Airport System
                (LOC - Lloyds TSB Bank plc)                           0.11        11/15/2025         9,375
                                                                                                ----------
                                                                                                    93,275
                                                                                                ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     6,060    St. Charles Parish (LOC - Capital One, N.A.)            0.75         9/01/2024         6,060
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              APPROPRIATED DEBT (1.9%)
   $59,745    Allegheny County (INS)(LIQ)                             0.22%       11/01/2039    $   59,745
     9,245    Downtown Renaissance, Inc. (LOC - RBC Bank (USA))       0.60         2/01/2025         9,245
    17,500    Emmaus General Auth. (INS)(LIQ)                         0.15        12/01/2028        17,500
     7,000    Mecklenburg County                                      0.53         2/01/2028         7,000
                                                                                                ----------
                                                                                                    93,490
                                                                                                ----------
              ASSET-BACKED FINANCING (1.3%)
    44,900    North Texas Higher Education Auth., Inc.
                (LOC - Bank of America, N.A.)(LOC - Lloyds
                TSB Bank plc)                                         0.14         6/01/2045        44,900
    22,500    North Texas Higher Education Auth., Inc. (LOC -
                Bank of America, N.A.)(LOC - Lloyds TSB Bank plc)     0.14        12/01/2046        22,500
                                                                                                ----------
                                                                                                    67,400
                                                                                                ----------
              AUTO PARTS & EQUIPMENT (0.2%)
     2,605    Dayton Wheel Concepts, Inc. (LOC - PNC Bank, N.A.)      0.20         5/01/2024         2,605
     5,215    Illinois Finance Auth. (LOC - Federal Home Loan
                Bank of Chicago)                                      0.28         7/01/2040         5,215
                                                                                                ----------
                                                                                                     7,820
                                                                                                ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
    10,880    Franklin IDB (LOC - Fifth Third Bank)                   0.40         4/01/2030        10,880
                                                                                                ----------
              AUTOMOTIVE RETAIL (0.2%)
     5,064    Kenwood Lincoln-Mercury, Inc. (LOC - PNC Bank, N.A.)    0.20         5/01/2015         5,064
     2,700    Kenwood Lincoln-Mercury, Inc. (LOC - PNC Bank, N.A.)    0.20         3/01/2021         2,700
                                                                                                ----------
                                                                                                     7,764
                                                                                                ----------
              BIOTECHNOLOGY (0.6%)
    20,000    New Hampshire Business Finance Auth. (LOC -
                Landesbank Hessen-Thuringen)                          0.35        11/01/2020        20,000
    11,500    Westgate Investment Fund, LLC (LOC - Wells
                Fargo Bank, N.A.)                                     0.18         2/01/2012        11,500
                                                                                                ----------
                                                                                                    31,500
                                                                                                ----------
              BROADCASTING (0.0%)
     2,200    New Jersey EDA (LOC - JPMorgan Chase Bank, N.A.)        0.25        10/01/2021         2,200
                                                                                                ----------
              BUILDING PRODUCTS (1.4%)
     4,560    Atchison (LOC - Key Bank, N.A.)                         0.35         1/01/2033         4,560
     4,105    Cornell Iron Works, Inc. (LOC - Bank of America, N.A.)  0.23         4/01/2019         4,105
     3,685    Delaware EDA (LOC - Key Bank, N.A.)                     0.35         4/01/2023         3,685
    17,500    Jackson County (LOC - Credit Agricole Corp. Inv. Bank)  0.11         1/01/2041        17,500
     4,800    Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)         0.20         4/01/2028         4,800
     3,500    Miami-Dade County IDA (LOC - SunTrust Bank)             0.42         8/01/2018         3,500

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14  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 7,385    Moondance Enterprises, LP (LOC - PNC Bank, N.A.)        0.20%       11/01/2020    $    7,385
     4,355    Schmitz Ready Mix, Inc. (LOC - Federal Home Loan
                Bank of Chicago)                                      0.24         4/01/2046         4,355
     2,700    Sheridan (LOC - PNC Bank, N.A.)                         0.13         8/01/2020         2,700
     3,450    Tazewell County IDA (LOC - PNC Bank, N.A.)              0.13         2/01/2017         3,450
     3,715    Vulcan, Inc. (LOC - Branch Banking & Trust Co.)         0.20         7/01/2021         3,715
    10,000    Warren County (LOC - JPMorgan Chase Bank, N.A.)         0.23        12/01/2031        10,000
     2,800    West Des Moines (LOC - Wells Fargo Bank, N.A.)          0.27         4/01/2025         2,800
                                                                                                ----------
                                                                                                    72,555
                                                                                                ----------
              BUILDINGS (0.7%)
    33,000    Miami-Dade County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                    0.13        11/01/2042        33,000
     1,360    Security Partners, LP (LOC - Wells Fargo Bank, N.A.)    0.23         3/15/2012         1,360
                                                                                                ----------
                                                                                                    34,360
                                                                                                ----------
              CASINOS & GAMING (0.5%)
    26,300    Santa Rosa Rancheria Tachi Yokut Tribe
                (LOC - JPMorgan Chase Bank, N.A.)                     0.14         9/01/2019        26,300
                                                                                                ----------
              COMMERCIAL PRINTING (0.2%)
     3,229    Fairway, LLC (LOC - Federal Home Loan
                Bank of San Francisco)                                0.48        12/01/2023         3,229
     2,330    John E. Staten Properties, Inc. (LOC - PNC Bank, N.A.)  0.24        10/01/2021         2,330
     4,050    South Carolina Jobs EDA (LOC - Wells
                Fargo Bank, N.A.)                                     0.25         4/01/2033         4,050
     1,500    Summit County Port Auth. (LOC - Key Bank, N.A.)         0.35         7/01/2023         1,500
                                                                                                ----------
                                                                                                    11,109
                                                                                                ----------
              COMMODITY CHEMICALS (0.0%)
     1,955    BleachTech, LLC (LOC - PNC Bank, N.A.)                  0.20        11/01/2035         1,955
                                                                                                ----------
              COMMUNITY SERVICE (0.5%)
     5,000    Harris County Cultural Education Facilities
                Finance Corp. (LOC - Compass Bank)                    0.30         6/01/2038         5,000
    11,600    Jackson County IDA (LOC - Commerce Bank, N.A.)          0.13         7/01/2025        11,600
     8,995    Toledo Lucas County Port Auth. (LOC - Fifth Third Bank) 0.23         9/01/2019         8,995
                                                                                                ----------
                                                                                                    25,595
                                                                                                ----------
              COMPUTER STORAGE & PERIPHERALS (0.0%)
     1,950    Alameda County IDA (LOC - Bank of the West)             0.22        12/01/2040         1,950
                                                                                                ----------
              CONSTRUCTION & ENGINEERING (0.4%)
    18,020    Boland Holdings, LLC (LOC - PNC Bank, N.A.)             0.19        12/01/2039        18,020
                                                                                                ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     4,990    M-B Companies, Inc. (LOC - U.S. Bank, N.A.)             0.29         3/01/2048         4,990
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              CONSTRUCTION MATERIALS (0.2%)
   $ 2,345    DiGeronimo Aggregates, LLC (LOC - PNC Bank, N.A.)       0.20%        1/01/2015    $    2,345
     8,900    Paulding County (LOC - Bayerische Landesbank)           0.32         8/01/2026         8,900
                                                                                                ----------
                                                                                                    11,245
                                                                                                ----------
              DISTILLERS & VINTNERS (0.0%)
     2,400    Kentucky Rural EDA (LOC - PNC Bank, N.A.)               0.15        10/01/2016         2,400
                                                                                                ----------
              DISTRIBUTORS (0.3%)
    16,250    Bhavnani, LLC (LOC - U.S. Bank, N.A.)                   0.31         5/01/2038        16,250
                                                                                                ----------
              DIVERSIFIED CHEMICALS (0.1%)
     6,500    Port of Port Arthur Navigation District                 0.24         4/01/2033         6,500
                                                                                                ----------
              DIVERSIFIED METALS & MINING (0.1%)
     1,520    Lancaster IDA (LOC - Fulton Bank)                       1.80         1/01/2015         1,520
     1,535    Lancaster IDA (LOC - Fulton Bank)                       1.80         1/01/2027         1,535
                                                                                                ----------
                                                                                                     3,055
                                                                                                ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (3.7%)
     9,010    2880 Stevens Creek, LLC (LOC - Bank of the West)        0.18        11/01/2033         9,010
     6,150    Fiore Capital, LLC (LOC - Federal Home Loan
                Bank of Chicago)                                      0.23         8/01/2045         6,150
     7,000    Fiore Capital, LLC (LOC - Federal Home Loan
                Bank of Chicago)                                      0.23         8/01/2045         7,000
     1,600    Houston County IDA (LOC - Wells Fargo Bank, N.A.)       0.23         8/01/2012         1,600
     3,820    New Plaza Management, LLC (LOC - U.S. Bank, N.A.)       0.20         2/01/2024         3,820
    49,185    New York City Housing Dev. Corp. (LOC - Landesbank
                Hessen-Thuringen)(d)                                  0.50         6/01/2039        49,185
    16,940    NPJ Properties, LP (LOC - Manufacturers &
                Traders Trust Co.)                                    0.54         2/01/2027        16,940
    30,605    Paca-Pratt Associates, Inc. (LOC - Manufacturers &
                Traders Trust Co.)                                    0.54         1/01/2038        30,605
     2,550    Pinnacle Properties Dev. Group, LLC (LOC - PNC
                Bank, N.A.)                                           0.20         6/15/2041         2,550
     4,900    Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)           0.23        12/01/2033         4,900
    12,125    Scion Real Estate Investments, LLC (LOC -
                Fifth Third Bank)                                     0.35         1/02/2048        12,125
     1,320    Secor Realty, Inc. (LOC - PNC Bank, N.A.)               0.20         4/01/2020         1,320
    18,530    SF Tarns, LLC (LOC - Bank of America, N.A.)             0.18        12/01/2025        18,530
     5,000    Stice-Hill Holding, LC (LOC - Hancock
                Bank of Louisiana)                                    1.10        12/01/2023         5,000
    14,495    Stobro Co., LP (LOC - Federal Home Loan
                Bank of Pittsburgh)                                   0.40         1/01/2032        14,495
                                                                                                ----------
                                                                                                   183,230
                                                                                                ----------

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              EDUCATION (4.4%)
   $16,000    California Educational Facilities Auth.
                (LOC - Bank of America, N.A.)                         0.23%       10/01/2036    $   16,000
     8,525    Calvin College (LOC - JPMorgan Chase Bank, N.A.)        0.20        10/01/2037         8,525
     4,119    Chicago (LOC - Fifth Third Bank)                        0.28         4/01/2027         4,119
    11,095    Colorado Educational and Cultural Facilities Auth.
                (LOC - Fifth Third Bank)                              0.30         1/01/2029        11,095
    18,945    Colorado Educational and Cultural Facilities Auth.
                (LOC - Fifth Third Bank)                              0.35         5/15/2038        18,945
     7,685    Lakewood Educational Facilities Auth.
                (LOC - Fifth Third Bank)                              0.26         8/01/2030         7,685
     8,835    Massachusetts Dev. Finance Agency
                (LOC - Sovereign Bank)                                0.28         1/01/2037         8,835
    10,000    Massachusetts Dev. Finance Agency
                (LOC - RBS Citizens, N.A.)                            0.13         7/01/2043        10,000
    16,100    Massachusetts Dev. Finance Agency
                (LOC - RBS Citizens, N.A.)                            0.19         7/01/2043        16,100
    11,475    Michigan Higher Education Facilities Auth.
                (LOC - Comerica Bank, N.A.)                           0.13         8/01/2026        11,475
     3,815    Minnesota Higher Education Facilities Auth.
                (LOC - U.S. Bank, N.A.)                               0.30         4/01/2027         3,815
    27,215    Missouri Health and Educational Facilities Auth.
                (LOC - Fifth Third Bank)                              0.35         7/15/2037        27,215
     7,720    Multnomah County (LOC - Key Bank, N.A.)                 0.35        12/01/2029         7,720
     4,385    Nebraska Elementary and Secondary School
                Finance Auth. (LOC - Fifth Third Bank)                0.35         9/01/2029         4,385
     6,725    Oakland County EDC (LOC - Comerica Bank, N.A.)          0.13        12/01/2032         6,725
     5,215    Ohio Higher Education Facility (LOC - Key Bank, N.A.)   0.27         1/01/2018         5,215
    10,565    Ohio Higher Education Facility (LOC - Fifth Third Bank) 0.24         9/01/2030        10,565
     4,585    Rhode Island Health and Educational Building Corp.
                (LOC - RBS Citizens, N.A.)                            0.29         4/01/2035         4,585
    15,995    Rhode Island Health and Educational Building Corp.
                (LOC - RBS Citizens, N.A.)                            0.29         4/01/2036        15,995
     3,815    Rockland County IDA (LOC - TD Bank, N.A.)               0.19         5/01/2034         3,815
     6,465    Summit County (LOC - Fifth Third Bank)                  0.22         8/01/2030         6,465
     4,000    Univ. of Virginia (LIQ)(b)                              0.21         6/01/2016         4,000
     7,000    Will County (LOC - Fifth Third Bank)                    0.28        12/01/2025         7,000
                                                                                                ----------
                                                                                                   220,279
                                                                                                ----------
              EDUCATION SERVICES (1.7%)
     3,915    Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)         0.20         2/01/2033         3,915
     8,271    Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)       1.18         1/01/2025         8,271
     2,355    Educational Management Corp.
                (LOC - Old National Bank)                             0.23         5/01/2023         2,355

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $11,515    Frisch School (LOC - Sovereign Bank)                    0.39%        5/01/2036    $   11,515
     1,300    Grove City Church of the Nazarene
                (LOC - PNC Bank, N.A.)                                0.24         2/01/2024         1,300
     3,124    Indian Creek Christian Church, Inc
                (LOC - Fifth Third Bank)                              0.35         1/01/2056         3,124
    15,955    Indiana Educational Facilities Auth.
                (LOC - RBS Citizens, N.A.)                            0.25        10/01/2029        15,955
     4,000    Lexington-Fayette Urban County Government
                (LOC - Fifth Third Bank)                              0.26         1/01/2033         4,000
     7,275    Loganville Christian Academy, Inc.
                (LOC - Key Bank, N.A.)                                0.42         6/01/2038         7,275
     2,705    Praise Tabernacle Outreach & Family Worship Center
                (LOC - Comerica Bank, N.A.)                           0.15         6/03/2024         2,705
     6,035    Rhode Island EDC (LOC - RBS Citizens, N.A.)             0.24         3/01/2038         6,035
     9,850    Rhode Island Health and Educational Building Corp.
                (LOC - RBS Citizens, N.A.)                            0.28         6/01/2035         9,850
     2,245    St. Louis County IDA (LOC - Fifth Third Bank)           0.26         9/01/2038         2,245
     4,110    Summit Country Day School (LOC - U.S. Bank, N.A.)       0.45         2/01/2019         4,110
     4,805    Yamhill County (LOC - Bank of America, N.A.)            0.14        10/01/2020         4,805
                                                                                                ----------
                                                                                                    87,460
                                                                                                ----------
              ELECTRIC UTILITIES (6.8%)
    19,500    Appling County Dev. Auth.                               0.32        12/01/2018        19,500
    61,190    Brazos River Auth. (LOC - Citibank, N.A.)               0.15        12/01/2036        61,190
     2,050    Dade County IDA                                         0.30         6/01/2021         2,050
     2,700    Delaware State EDA                                      0.35        10/01/2017         2,700
    15,900    Escambia County                                         0.35         4/01/2039        15,900
     6,550    Eutaw IDB                                               0.28        12/01/2020         6,550
    38,300    Garfield County Industrial Auth.                        0.22         1/01/2025        38,300
    11,000    Indiana Dev. Finance Auth.                              0.31        12/01/2038        11,000
     9,700    Indiana Dev. Finance Auth.                              0.40        12/01/2038         9,700
     2,930    Jackson County                                          0.34         7/01/2022         2,930
     1,500    Jacksonville                                            0.26         5/01/2029         1,500
    13,500    Louisa County                                           0.17         9/01/2016        13,500
    22,000    Martin County                                           0.28         7/15/2022        22,000
    14,000    Miami-Dade County IDA                                   0.29         2/01/2023        14,000
    10,600    Mississippi Business Finance Corp.                      0.24         7/01/2025        10,600
     9,400    Mississippi Business Finance Corp.                      0.34        12/01/2027         9,400
    13,520    Mississippi Business Finance Corp.                      0.24         5/01/2028        13,520
    18,065    Monroe County Dev. Auth.                                0.31        12/01/2041        18,065
       100    Ohio Air Quality Dev. Auth.                             0.32         9/01/2030           100
    20,800    Putnam County IDA                                       0.25         4/01/2032        20,800
    46,000    St. Lucie County                                        0.30         9/01/2028        46,000
                                                                                                ----------
                                                                                                   339,305
                                                                                                ----------

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              ELECTRIC/GAS UTILITIES (0.9%)
   $44,700    Long Island Power Auth. (LOC - WestLB A.G.)             0.29%        5/01/2033    $   44,700
     2,500    Municipal Power Agency (LOC - SunTrust Bank)            0.34        10/01/2030         2,500
                                                                                                ----------
                                                                                                    47,200
                                                                                                ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     2,785    Putnam County IDA (LOC - RBS Citizens, N.A.)            0.18         7/01/2032         2,785
                                                                                                ----------
              FOOD DISTRIBUTORS (0.5%)
     3,975    Alameda County IDA (LOC - Comerica Bank, N.A.)          0.22        12/01/2040         3,975
     2,402    Avalon Foodservice, Inc. (LOC - PNC Bank, N.A.)         0.20         6/01/2022         2,402
     5,300    CCO, LLC (LOC - Fifth Third Bank)                       0.40         9/01/2024         5,300
     1,840    Massachusetts Dev. Finance Agency
                (LOC - Sovereign Bank)                                0.30        12/01/2021         1,840
     9,565    Putnam County IDA (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.33        12/01/2024         9,565
                                                                                                ----------
                                                                                                    23,082
                                                                                                ----------
              FOOD RETAIL (0.2%)
     3,060    Food Supply, Inc. (LOC - SunTrust Bank)                 1.70         5/01/2024         3,060
     8,235    Saubels Market, Inc. (LOC - Fulton Bank)                1.80         5/01/2034         8,235
                                                                                                ----------
                                                                                                    11,295
                                                                                                ----------
              FOREST PRODUCTS (0.1%)
       151    Chenango County IDA (LOC - Citizens
                Bank of Pennsylvania)                                 0.57        12/01/2020           151
     5,480    Rex Lumber, LLC (LOC - Federal Home Loan
                Bank of Dallas)                                       0.20         2/01/2022         5,480
                                                                                                ----------
                                                                                                     5,631
                                                                                                ----------
              GAS UTILITIES (0.5%)
    27,165    Summit Utilities, Inc. (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.39         4/01/2038        27,165
                                                                                                ----------
              GENERAL MERCHANDISE STORES (0.3%)
    12,745    Marion EDA (LOC - Key Bank, N.A.)                       0.50         2/01/2035        12,745
                                                                                                ----------
              GENERAL OBLIGATION (4.3%)
     7,500    Bridgeview (LOC - Harris Bank, N.A.)                    0.29        12/01/2038         7,500
    15,265    Chicago (INS)(LIQ)(b)                                   0.12         7/01/2012        15,265
    12,365    Covington (LOC - U.S. Bank, N.A.)                       0.45        12/01/2029        12,365
    13,865    Fiddler's Business Improvement District
                (LOC - Key Bank, N.A.)                                0.40        12/01/2037        13,865
    25,000    Fiddler's Business Improvement District
                (LOC - Key Bank, N.A.)                                0.19        12/01/2038        25,000
    11,090    Huntsville (LIQ)(b)                                     0.14         5/01/2015        11,090
    11,325    Michigan Charter Township of Commerce
                (LOC - Comerica Bank, N.A.)                           0.26        10/01/2018        11,325

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $34,945    Michigan Charter Township of Commerce
                (LOC - Federal Home Loan Bank of Boston)              0.19%       10/01/2034    $   34,945
     3,570    NBC Metropolitan District (LOC - U.S. Bank, N.A.)       0.13        12/01/2030         3,570
     9,100    New York City (LOC - JPMorgan Chase Bank, N.A.)         0.19         8/01/2016         9,100
    70,570    Southern Ute Indian Tribe(b)                            0.18         1/01/2027        70,570
                                                                                                ----------
                                                                                                   214,595
                                                                                                ----------
              HEALTH CARE FACILITIES (6.6%)
     4,000    Bayfront Regional Dev. Auth. (LOC - PNC Bank, N.A.)     0.13        11/01/2027         4,000
    14,115    Bronson Lifestyle Improvement & Research Center
                (LOC - Fifth Third Bank)                              0.30         9/01/2030        14,115
     6,900    Cannon County Hospital, LLC (LOC - Fifth Third Bank)    0.35         6/01/2026         6,900
     7,000    Capital Markets Access Co., LC
                (LOC - Comerica Bank, N.A.)                           0.20         7/01/2025         7,000
     3,195    Christopher Place Management, LLC
                (LOC - Fifth Third Bank)                              0.35         5/01/2030         3,195
     9,625    Clinic Investment, LP (LOC - PNC Bank, N.A.)            0.20         6/01/2015         9,625
     1,550    Columbia County Capital Resource Corp.
                (LOC - HSBC Bank USA)                                 0.28         7/01/2015         1,550
     2,505    Columbia County IDA (LOC - HSBC Bank USA)               0.28         7/01/2027         2,505
     3,235    Community Behavioral Healthcare Cooperative of
                Pennsylvania (LOC - Fulton Bank)                      1.80         9/01/2027         3,235
     3,485    Crozer Keystone Health System (LOC - TD Bank, N.A.)     0.20        12/15/2021         3,485
     1,460    District of Columbia (LOC - Manufacturers &
                Traders Trust Co.)                                    0.54         7/01/2032         1,460
     4,640    Dunn Nursing Home, Inc. (LOC - Federal Home Loan
                Bank of Atlanta)                                      0.20         2/01/2024         4,640
     2,816    Four Flags Properties, Inc. (LOC - Fifth Third Bank)    0.40        10/01/2028         2,816
     5,350    Genoa Medical Dev., LLC (LOC - Fifth Third Bank)        0.35        12/01/2045         5,350
     5,320    Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)        0.20         7/01/2030         5,320
    14,500    Healthcare Network Properties, LLC
                (LOC - PNC Bank, N.A.)                                0.16         1/01/2029        14,500
    21,620    Healthcare Property Group, LLC (LOC - SunTrust Bank)    0.72        12/01/2030        21,620
     5,410    Heart Property, LLC (LOC - PNC Bank, N.A.)              0.20         7/01/2026         5,410
     5,380    IHA Capital Dev., LLC (LOC - Fifth Third Bank)          0.35         6/01/2053         5,380
    16,245    Illinois Finance Auth. (LOC - Bank of America, N.A.)    0.20        12/01/2034        16,245
     7,510    Jackson 2000, LLC (LOC - Key Bank, N.A.)                0.50         6/01/2049         7,510
     2,370    Labcon North America (LOC - Bank of the West)           0.22         1/01/2040         2,370
     5,555    Louisiana Public Facilities Auth.
                (LOC - Capital One, N.A.)                             0.75         7/01/2028         5,555
     5,130    MCE MOB IV, LP (LOC - PNC Bank, N.A.)                   0.16         8/01/2022         5,130
     3,805    Medical Center of Athens (LOC - Federal Home Loan
                Bank of Atlanta)                                      0.24         9/01/2032         3,805
     8,395    Medical Properties Investment Co. - Walker, LLC
                (LOC - Fifth Third Bank)                              0.35        11/01/2035         8,395

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 8,030    MediLucent MOB I, LP (LOC - PNC Bank, N.A.)             0.16%        8/01/2030    $    8,030
     7,240    Medina County (LOC - PNC Bank, N.A.)                    0.16         8/01/2037         7,240
    13,195    MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)             0.65        11/01/2035        13,195
    15,015    New Tristate Ventures, LLC (LOC - Fifth Third Bank)     0.35         5/01/2026        15,015
     3,310    Ohio Presbyterian Retirement Services
                (LOC - PNC Bank, N.A.)                                0.20         7/01/2033         3,310
     5,140    Onondaga County IDA (LOC - HSBC Bank USA)               0.25         1/01/2023         5,140
    20,410    OSF Finance Co., LLC (LOC - PNC Bank, N.A.)             0.16        12/01/2037        20,410
    22,300    Polk County IDA (LOC - Bank of America, N.A.)           0.28        12/01/2018        22,300
     4,120    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.28         8/01/2037         4,120
     3,200    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.28         8/01/2037         3,200
     4,950    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.28         8/01/2037         4,950
     7,110    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.28         8/01/2037         7,110
     2,300    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.28         8/01/2037         2,300
     2,725    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.28         8/01/2037         2,725
     1,700    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.28         8/01/2037         1,700
    24,750    Premier Senior Living, LLC (LOC - Wells Fargo
                Bank, N.A.)                                           0.28         8/01/2037        24,750
     9,615    Smith of Georgia, LLC (LOC - Fifth Third Bank)          0.40        12/01/2024         9,615
       390    Surgery Center Financing Corp. (LOC - PNC
                Bank, N.A.)                                           0.20         4/01/2020           390
     3,400    Woodbury County (LOC - Wells Fargo Bank, N.A.)          0.23        12/01/2014         3,400
                                                                                                ----------
                                                                                                   330,016
                                                                                                ----------
              HEALTH CARE SERVICES (0.3%)
     9,125    Central Ohio Medical Textiles (LOC - PNC Bank, N.A.)    0.16         3/01/2023         9,125
     7,750    Kaneville Road Joint Venture (LOC - Federal
                Home Loan Bank of Chicago)                            0.23        11/01/2032         7,750
                                                                                                ----------
                                                                                                    16,875
                                                                                                ----------
              HEALTH MISCELLANEOUS (0.7%)
     7,865    Dayton-Montgomery County (LOC - Fifth Third Bank)       0.26        11/15/2028         7,865
    19,645    Everett Clinic P.S. (LOC - Bank of America, N.A.)       0.13         5/01/2027        19,645
     2,545    Kent Hospital Finance Auth. (LOC - Fifth Third Bank)    0.26        10/01/2041         2,545
     5,250    Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)   0.26         8/01/2023         5,250
                                                                                                ----------
                                                                                                    35,305
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              HOME FURNISHINGS (0.1%)
   $ 4,060    Caddo Parish IDB (LOC - Capital One, N.A.)              0.45%        7/01/2024    $    4,060
     1,695    Maryland EDC (LOC - Manufacturers & Traders
                 Trust Co.)                                           0.54         8/01/2016         1,695
                                                                                                ----------
                                                                                                     5,755
                                                                                                ----------
              HOME IMPROVEMENT RETAIL (0.2%)
     7,370    Brookhaven, IDA (LOC - Capital One, N.A.)               0.63         1/01/2025         7,370
     2,300    Savannah EDA (LOC - SunTrust Bank)                      0.42         8/01/2025         2,300
                                                                                                ----------
                                                                                                     9,670
                                                                                                ----------
              HOMEFURNISHING RETAIL (0.0%)
     1,910    Columbus Dev. Auth. (LOC - SunTrust Bank)               0.77         9/01/2023         1,910
                                                                                                ----------
              HOSPITAL (5.3%)
     3,000    Albany IDA (LOC - RBS Citizens, N.A.)                   0.86         5/01/2035         3,000
     2,190    Bonita Community Health Center, Inc.
                (LOC - Fifth Third Bank)                              0.35        12/01/2031         2,190
    14,850    Colorado Health Facilities Auth. (LOC - Compass Bank)   0.44         5/15/2020        14,850
     8,345    Colorado Health Facilities Auth. (LOC - Compass Bank)   0.44         5/15/2030         8,345
     3,325    Fayette County (LOC - PNC Bank, N.A.)                   0.16         8/01/2023         3,325
     7,910    Floyd County (LOC - JPMorgan Chase Bank, N.A.)          0.29        12/01/2020         7,910
    40,000    Harris County Health Facilities Dev. Corp.
                (LOC - Compass Bank)                                  0.27        11/15/2047        40,000
    10,200    Indiana Health Facility Financing Auth.
                (LOC - Bank of America, N.A.)                         0.13         1/01/2019        10,200
     3,100    Jacksonville (LOC - Bank of America, N.A.)              0.26         8/15/2033         3,100
    20,210    Johnson City Health and Educational Facilities Board
                (LOC - U.S. Bank, N.A.)                               0.11         7/01/2033        20,210
    19,050    Johnson City Health and Educational Facilities Board
                (LOC - Mizuho Corporate Bank, Ltd.)                   0.12         7/01/2033        19,050
    20,220    Kentucky Economic Dev. Finance Auth. (INS)(LIQ)         0.12         8/01/2018        20,220
    20,000    Massachusetts Health and Educational Facilities Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.27        10/01/2049        20,000
    21,000    Michigan Hospital Finance Auth. (INS)(LIQ)              0.17         6/01/2022        21,000
     6,185    Missouri Health and Educational Facilities Auth.
                (LOC - KBC Bank, N.V.)                                0.11         8/01/2029         6,185
    17,000    Oklahoma Dev. Finance Auth.
                (LOC - Bank of America, N.A.)                         0.33        12/01/2038        17,000
     9,755    Pinellas County Health Facilities Auth.
                (LOC - SunTrust Bank)                                 0.33         7/01/2034         9,755
     3,010    Pinellas County Health Facilities Auth.
                (LOC - SunTrust Bank)                                 0.33         7/01/2036         3,010
     7,625    Sweetwater County (LOC - Key Bank, N.A.)                0.20         9/01/2037         7,625
    18,600    Sweetwater County (LOC - Key Bank, N.A.)                0.27         9/01/2037        18,600

================================================================================

22  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 6,475    Virginia Commonwealth Univ. Health System Auth.
                (LOC - Wells Fargo Bank, N.A.)                        0.27%        7/01/2030    $    6,475
     5,490    Washington Health Care Facilities Auth. (INS)(LIQ)      0.20        12/01/2036         5,490
                                                                                                ----------
                                                                                                   267,540
                                                                                                ----------
              HOTELS, RESORTS, & CRUISE LINES (0.3%)
     2,645    Connecticut Dev. Auth. (LOC - TD Bank, N.A.)            0.23        12/01/2028         2,645
    13,545    Forward Corp. (LOC - Fifth Third Bank)                  0.35        12/01/2030        13,545
                                                                                                ----------
                                                                                                    16,190
                                                                                                ----------
              HOUSEHOLD APPLIANCES (0.2%)
    10,415    Mississippi Business Finance Corp.
                (LOC - Wells Fargo Bank, N.A.)                        0.26         6/01/2015        10,415
                                                                                                ----------
              INDUSTRIAL MACHINERY (0.5%)
     5,635    AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)        0.20         5/01/2021         5,635
     4,666    Allegheny County IDA (LOC - PNC Bank, N.A.)             0.16        11/01/2027         4,666
     3,485    Boone County (LOC - Fifth Third Bank)                   0.35         7/01/2026         3,485
     2,075    Lynchburg IDA (LOC - PNC Bank, N.A.)                    0.13         3/01/2029         2,075
     1,375    Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)   0.35         3/01/2023         1,375
     2,400    Staunton IDA (LOC - SunTrust Bank)                      0.42         2/01/2027         2,400
     2,400    Sterling Pipe & Tube, Inc. (LOC - PNC Bank, N.A.)       0.20        11/01/2012         2,400
     2,565    Trumbull County (LOC - Key Bank, N.A.)                  0.35         4/01/2017         2,565
                                                                                                ----------
                                                                                                    24,601
                                                                                                ----------
              INTEGRATED OIL & GAS (0.6%)
    20,000    Calhoun County Navigation IDA                           0.16         1/01/2024        20,000
    10,000    Port of Port Arthur Navigation District                 0.12         4/01/2027        10,000
                                                                                                ----------
                                                                                                    30,000
                                                                                                ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     9,885    South Central Communications Corp.
                (LOC - Fifth Third Bank)                              0.35         4/01/2018         9,885
                                                                                                ----------
              LEISURE FACILITIES (1.5%)
     5,675    Cattail Creek Country Club, Inc.
                (LOC - Manufacturers & Traders Trust Co.)             0.54         3/01/2031         5,675
     3,350    Healthtrack Sports & Wellness, LP
                (LOC - JPMorgan Chase Bank, N.A.)                     0.23         2/15/2027         3,350
     9,400    Turfway Park, LLC (LOC - Bank of America, N.A.)         0.30         7/01/2022         9,400
    55,000    Twins Ballpark, LLC (INS)(LIQ)(b)                       0.20        10/01/2034        55,000
                                                                                                ----------
                                                                                                    73,425
                                                                                                ----------
              LEISURE PRODUCTS (0.2%)
     2,650    Rhode Island Industrial Facilities Corp.
                (LOC - RBS Citizens, N.A.)                            0.24         2/01/2021         2,650
     5,310    Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)           0.35         6/01/2033         5,310
                                                                                                ----------
                                                                                                     7,960
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.2%)
   $ 6,680    Lavonne Johnson Life Insurance Trust
                (LOC - Federal Home Loan Bank of Atlanta)             0.20%        6/01/2031    $    6,680
     1,850    Ronald Ray Irrevocable Life Insurance Trust
                (LOC - Federal Home Loan Bank of Atlanta)             0.20         8/01/2022         1,850
                                                                                                ----------
                                                                                                     8,530
                                                                                                ----------
              MANAGED HEALTH CARE (0.1%)
     4,140    Jacksonville Economic Dev. Commission
                (LOC - Fifth Third Bank)                              0.35         9/01/2017         4,140
                                                                                                ----------
              MARINE (0.1%)
     6,525    Washington Economic Dev. Finance Auth.
                (LOC - Key Bank, N.A.)                                1.04         3/01/2037         6,525
                                                                                                ----------
              MISCELLANEOUS (0.2%)
    12,000    Michigan Municipal Bond Auth.
                (LOC - Fifth Third Bank)                              0.35        11/01/2037        12,000
                                                                                                ----------
              MULTIFAMILY HOUSING (2.4%)
     6,000    Harrisonburg Redevelopment and Housing Auth.
                (LIQ)(NBGA)(b)                                        0.11         2/01/2026         6,000
    11,780    Independence Place Fort Campbell Patriots, LLC
                (LOC - Bank of America, N.A.)                         0.24         1/01/2040        11,780
     9,800    New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.50        11/01/2034         9,800
    24,150    New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.55        11/01/2041        24,150
     3,500    Provence, LLC (LOC - Bank of America, N.A.)             0.50         9/01/2037         3,500
     4,590    South Carolina Housing Finance & Dev. Auth.
                (LOC - SunTrust Bank)                                 0.42        12/01/2033         4,590
     1,055    Vermont Housing Finance Agency
                (LOC - Key Bank, N.A.)                                0.35         1/01/2038         1,055
    61,880    Washington Housing Finance Commission
                (LOC - HSH Nordbank A.G.)                             1.25         3/01/2036        61,880
                                                                                                ----------
                                                                                                   122,755
                                                                                                ----------
              NURSING/CCRC (2.8%)
     4,800    Bucks County IDA (LOC - Citizens Bank of
                Pennsylvania)                                         0.17         1/01/2037         4,800
     3,390    Colorado Health Facilities Auth. (LOC - Sovereign Bank) 0.35         8/01/2030         3,390
     2,740    Colorado Health Facilities Auth. (LOC - Compass Bank)   0.35         8/15/2034         2,740
     8,890    Delaware County Auth. (LOC - Citizens Bank of
                Pennsylvania)                                         0.29         4/01/2030         8,890
     5,805    Escambia County Health Facilities Auth.
                (LOC - TD Bank, N.A.)                                 0.16        11/15/2015         5,805

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $40,000    Illinois Dev. Finance Auth. (INS)(LIQ)                  0.18%        9/01/2031    $   40,000
     2,430    Indiana Finance Auth. (LOC - Federal Home Loan
                Bank of Indianapolis)                                 0.33         7/01/2029         2,430
    13,045    Langhorne Manor Higher Education & Health Auth.
                (LOC - Citizens Bank of Pennsylvania)                 0.35        10/01/2032        13,045
    22,380    Langhorne Manor Higher Education & Health Auth.
                (LOC - Citizens Bank of Pennsylvania)                 0.35        10/01/2032        22,380
     1,200    Lynchburg Redevelopment & Housing Auth.
                (LOC - Manufacturers & Traders Trust Co.)             0.54        12/01/2034         1,200
    10,500    Massachusetts Dev. Finance Agency
                (LOC - Sovereign Bank)                                0.27         1/01/2035        10,500
     5,900    Massachusetts Dev. Finance Agency
                (LOC - Sovereign Bank)                                0.27         6/01/2037         5,900
     1,330    Roanoke County EDA (LOC - Branch Banking &
                Trust Co.)                                            1.19        10/01/2028         1,330
     8,620    Schenectady County IDA (LOC - RBS Citizens, N.A.)       0.75         2/01/2037         8,620
     3,000    Westchester County IDA (LOC - Sovereign Bank)           0.22         1/01/2031         3,000
     4,125    Yellowwood Acres, Inc. (LOC - KBC Bank, N.V.)           0.42         9/01/2012         4,125
                                                                                                ----------
                                                                                                   138,155
                                                                                                ----------
              OIL & GAS REFINING & MARKETING (0.3%)
    14,350    Delaware EDA                                            0.28         8/01/2029        14,350
                                                                                                ----------
              PACKAGED FOODS & MEAT (0.7%)
     4,110    Brewster Dairy, Inc. (LOC - Bank of Montreal)           0.20         4/03/2023         4,110
     4,835    Greeneville IDB (LOC - BNP Paribas)                     0.11         5/01/2013         4,835
    13,825    Indianapolis Recovery Zone Facility
                (LOC - Fifth Third Bank)                              0.26        12/01/2030        13,825
     2,805    Lancaster IDA (LOC - Fulton Bank)                       1.80         6/01/2027         2,805
     2,110    Laurel County (LOC - Rabobank Nederland NV)             0.46         3/01/2015         2,110
     6,260    St. Tammany Parish (LOC - Federal Home Loan
                Bank of Dallas)                                       0.20         7/01/2022         6,260
                                                                                                ----------
                                                                                                    33,945
                                                                                                ----------
              PAPER PACKAGING (0.0%)
     1,650    Washington Finance EDA (LOC - Wells Fargo
                Bank, N.A.)                                           0.23         4/01/2033         1,650
                                                                                                ----------
              PAPER PRODUCTS (0.1%)
     5,600    Willacoochee Dev. Auth. (LOC - Federal Home Loan
                Bank of Atlanta)                                      0.18         5/01/2021         5,600
                                                                                                ----------
              PERSONAL PRODUCTS (0.0%)
     2,310    Suffolk County IDA (LOC - Citibank, N.A.)               0.42        12/01/2019         2,310
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (1.1%)
   $ 7,000    Montgomery County IDA (LOC - Landesbank
                Hessen-Thuringen)                                     0.35%        4/01/2022    $    7,000
    19,500    New Hampshire Business Finance Auth.
                (LOC - Landesbank Hessen-Thuringen)                   0.35         9/01/2025        19,500
    30,000    New Hampshire Business Finance Auth.
                (LOC - Landesbank Hessen-Thuringen)                   0.35         4/01/2030        30,000
                                                                                                ----------
                                                                                                    56,500
                                                                                                ----------
              PUBLISHING (0.1%)
     6,300    New York Dormitory Auth. (LOC - Landesbank
                Hessen-Thuringen)                                     0.24         7/01/2023         6,300
                                                                                                ----------
              REAL ESTATE OPERATING COMPANIES (8.5%)
    12,690    411 Seventh Avenue Associates, LP
                (LOC - PNC Bank, N.A.)                                0.20         1/01/2027        12,690
     4,340    Beaver Creek Enterprises, Inc. (LOC - PNC Bank, N.A.)   0.20         3/02/2020         4,340
     3,210    Cain Capital Investments, LLC (LOC - Federal Home
                Loan Bank of Cincinnati)                              0.27        10/01/2046         3,210
     2,010    Chicago (LOC - Bank of America, N.A.)                   0.12         3/01/2039         2,010
     6,165    Congress Commons, LLC (LOC - Federal Home
                Loan Bank of Chicago)                                 0.28        12/01/2050         6,165
    28,710    DeKalb County Housing Auth. (LIQ)(LOC -
                Citigroup, Inc.)(b)                                   0.68        11/07/2012        28,710
       245    Donegal Crossing Associates, LLC
                (LOC - Federal Home Loan Bank of Pittsburgh)          0.30         8/15/2027           245
     5,750    East Hempfield IDA (LOC - Fulton Bank)                  1.60        10/15/2026         5,750
    16,000    Fairway Park Properties, LLC (LOC - PNC Bank, N.A.)     0.20        10/15/2026        16,000
    18,390    Florida Housing Finance Corp. (LOC - Key Bank, N.A.)    0.50         6/15/2036        18,390
     6,470    Forsyth County (LOC - Fifth Third Bank)                 0.28         1/01/2037         6,470
     3,175    Fountains Apartments, LLC (LOC - Fifth Third Bank)      0.33         9/01/2036         3,175
     1,750    Fulton County Housing Auth. (LOC - Federal Home
                Loan Bank of Atlanta)                                 0.15         2/01/2041         1,750
     8,050    Harlan Dev. Co., LLC (LOC - Fifth Third Bank)           0.35        12/01/2023         8,050
     8,235    Harlan Dev. Co., LLC (LOC - Fifth Third Bank)           0.35        12/01/2044         8,235
     2,355    Hickory Creek Apartments, LLC (LOC - Fifth Third Bank)  0.33         9/01/2036         2,355
     2,295    ILH, LLC (LOC - Fifth Third Bank)                       0.40        11/01/2035         2,295
     5,425    Illinois Housing Dev. Auth. (LOC - Bank of
                America, N.A.)                                        0.21         1/01/2034         5,425
     2,265    Islip IDA (LOC - Citibank, N.A.)                        0.42        11/01/2020         2,265
     3,187    J Investments, LLC (LOC - Fifth Third Bank)             0.35        12/01/2055         3,187
     2,668    Katz Capital Corp. (LOC - Fifth Third Bank)             0.35        11/15/2029         2,668
    58,860    Maryland EDC (LOC - Bank of America, N.A.)(LOC -
                U.S. Bank, N.A.)                                      0.13         7/01/2040        58,860
    39,000    Massachusetts Dev. Finance Agency
                (LOC - Bayerische Landesbank)                         0.50        12/01/2040        39,000

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 4,000    Michigan Equity Group (LOC - Fifth Third Bank)          0.35%       12/01/2034    $    4,000
     3,686    MRN, LP (LOC - U.S. Bank, N.A.)                         0.30        12/01/2033         3,686
    10,000    Nashville and Davidson County Health and Educational
                Facilities Board (LOC - Fifth Third Bank)             0.22         9/01/2036        10,000
     8,600    New York City Housing Dev. Corp.
                (LOC - Landesbank Hessen-Thuringen)                   0.50        12/01/2036         8,600
     7,770    New York City Housing Dev. Corp.
                (LOC - RBS Citizens, N.A.)                            0.18         3/01/2048         7,770
    33,570     New York City Housing Dev. Corp.
                (LOC - RBS Citizens, N.A.)                            0.20         3/01/2048        33,570
     5,205    Orange County Housing Finance Auth.
                (LOC - Compass Bank)                                  0.17         1/15/2040         5,205
     8,370    Orange County Housing Finance Auth.
                (LOC - Federal Home Loan Bank of Atlanta)             0.11         8/15/2042         8,370
     7,730    Orange County Housing Finance Auth.
                (LOC - Federal Home Loan Bank of Atlanta)             0.11         8/15/2042         7,730
     3,200    Pennsylvania Economic Dev. Financing Auth.
                (LOC - PNC Bank, N.A.)                                0.16         4/01/2035         3,200
     2,645    Richfield Technology Associates, LLC
                (LOC - U.S. Bank, N.A.)                               0.20         4/01/2020         2,645
    18,965    Salem Green, LLP (LOC - Wells Fargo Bank, N.A.)         0.18        12/01/2035        18,965
     9,100    Shepherd Capital, LLC (LOC - Federal Home Loan
                Bank of Indianapolis)                                 0.23        11/01/2052         9,100
    21,100    South Carolina Jobs EDA (LOC - SunTrust Bank)           0.42        12/01/2035        21,100
     7,155    Sugar Creek Finance Co., LLC (LOC - PNC Bank, N.A.)     0.20         6/01/2042         7,155
     3,565    Syracuse IDA (LOC - Key Bank, N.A.)                     0.35        10/01/2039         3,565
     6,536    TKBF, LLC (LOC - Fifth Third Bank)                      0.35         3/01/2108         6,536
     9,090    Wake County Housing Auth. (LOC - SunTrust Bank)         0.42        12/01/2033         9,090
    15,315    Willow Interests, LLC (LOC - Fifth Third Bank)          0.40         4/01/2025        15,315
                                                                                                ----------
                                                                                                   426,847
                                                                                                ----------
              REAL ESTATE SERVICES (0.3%)
    15,000    District of Columbia (LOC - SunTrust Bank)              0.42         4/01/2024        15,000
                                                                                                ----------
              REAL ESTATE TAX/FEE (0.1%)
     5,600    Jasper, Morgan, Newton, & Walton County
                (LOC - Bank of America, N.A.)                         0.20        12/01/2020         5,600
                                                                                                ----------
              REGIONAL BANKS (0.1%)
     2,850    Cobb County IDA (LOC - Federal Home Loan
                Bank of Atlanta)                                      0.20         2/01/2030         2,850
                                                                                                ----------
              REITs - DIVERSIFIED (0.6%)
    31,780    New York Housing Finance Agency
                (LOC - Landesbank Hessen-Thuringen)                   0.60         5/01/2042        31,780
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              RESEARCH & CONSULTING SERVICES (0.6%)
   $28,230    Fuller Road Management Corp. (LOC - Key Bank, N.A.)     0.40%        7/01/2037    $   28,230
                                                                                                ----------
              RESTAURANTS (0.3%)
    13,165    Ft. Myers, Inc. (LOC - Fifth Third Bank)                0.35        11/01/2017        13,165
                                                                                                ----------
              SALES TAX (0.1%)
     5,600    Arista Metropolitan District (LOC - Compass Bank)       0.80        12/01/2030         5,600
                                                                                                ----------
              SINGLE FAMILY HOUSING (0.8%)
     3,975    Montgomery County (NBGA)                                0.16         7/01/2039         3,975
    10,440    Vermont Housing Finance Agency (INS)(LIQ)               0.25        11/01/2035        10,440
    12,945    Vermont Housing Finance Agency (INS)(LIQ)               0.25        11/01/2036        12,945
    13,450    Vermont Housing Finance Agency (INS)(LIQ)               0.25         5/01/2037        13,450
                                                                                                ----------
                                                                                                    40,810
                                                                                                ----------
              SOFT DRINKS (0.1%)
     3,350    Mississippi Business Finance Corp.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.16        10/01/2033         3,350
                                                                                                ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.3%)
     8,405    Denver Urban Renewal Auth. (LOC - Compass Bank)         0.80         9/01/2017         8,405
     1,940    Lake Oswego Redevelopment Agency
                (LOC - Wells Fargo Bank, N.A.)                        0.23         6/01/2020         1,940
     3,200    Sheridan Redevelopment Agency (LOC - JPMorgan
                Chase Bank, N.A.)                                     0.30        12/01/2029         3,200
                                                                                                ----------
                                                                                                    13,545
                                                                                                ----------
              SPECIALIZED CONSUMER SERVICES (0.3%)
     9,900    American Self Storage Corp. (LOC - Fifth Third Bank)    0.35         5/01/2046         9,900
     4,943    Cornerstone Funding Corp. I (LOC - PNC Bank, N.A.)      1.13         9/01/2025         4,943
                                                                                                ----------
                                                                                                    14,843
                                                                                                ----------
              SPECIALIZED FINANCE (0.3%)
    14,730    Driftwood Landing Corp. (LOC - PNC Bank, N.A.)          0.20         2/01/2022        14,730
                                                                                                ----------
              SPECIALTY STORES (0.7%)
    29,100    Bass Pro Rossford Development Co., LLC
                (LOC - Fifth Third Bank)                              0.40        11/01/2027        29,100
     1,655    Flowerland Garden Centers of Cleveland, Inc.
                (LOC - Fifth Third Bank)                              0.40         8/01/2026         1,655
     4,665    Spencer Co., Inc. (LOC - Federal Home Loan
                Bank of Atlanta)                                      0.49         2/01/2021         4,665
                                                                                                ----------
                                                                                                    35,420
                                                                                                ----------
              STEEL (0.5%)
   10,000     Illinois Finance Auth.                                  2.00         2/01/2037        10,000

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON OR                        VALUE
(000)         SECURITY                                            DISCOUNT RATE    MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 7,145    Klein Steel Services, Inc. (LOC - Manufacturers &
                Traders Trust Co.)                                    0.54%        8/01/2025    $    7,145
     3,030    Metaltec Steel Abrasive Co.
                (LOC - Comerica Bank, N.A.)                           0.25        11/01/2034         3,030
     2,500    Mississippi Business Finance Corp.
                (LOC - Federal Home Loan Bank of Dallas)              0.30         7/01/2020         2,500
                                                                                                ----------
                                                                                                    22,675
                                                                                                ----------
              TOLL ROADS (1.3%)
    38,530    MTA of New York (INS)(LIQ)                              0.35        11/01/2029        38,530
    25,635    Texas Turnpike Auth. (INS)(LIQ)(b)                      0.16         1/01/2012        25,635
                                                                                                ----------
                                                                                                    64,165
                                                                                                ----------
              WATER UTILITIES (0.3%)
    12,780    Collier County IDA (LOC - SunTrust Bank)                0.42        10/01/2035        12,780
                                                                                                ----------
              WATER/SEWER UTILITY (0.5%)
     3,827    Hesperia Public Financing Auth.
                (LOC - Bank of America, N.A.)                         0.18         6/01/2026         3,827
    21,875    Northeast Regional Sewer District (LIQ)(b)              0.14         5/15/2015        21,875
                                                                                                ----------
                                                                                                    25,702
                                                                                                ----------
              Total Variable-Rate Demand Notes (cost: $3,902,199)                                3,902,199
                                                                                                ----------

              TOTAL INVESTMENTS (COST: $4,919,896)                                              $4,919,896
                                                                                                ==========

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)             (LEVEL 2)      (LEVEL 3)
                                          QUOTED PRICES     OTHER SIGNIFICANT    SIGNIFICANT
                                      IN ACTIVE MARKETS            OBSERVABLE   UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-rate Instruments                             $-            $   67,605             $-    $   67,605
  Commercial Paper                                    -               900,342              -       900,342
  Put Bonds                                           -                49,750              -        49,750
  Variable-rate Demand Notes                          -             3,902,199              -     3,902,199
----------------------------------------------------------------------------------------------------------
Total                                                $-            $4,919,896             $-    $4,919,896
----------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2011

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The cost of securities at July 31, 2011, for federal income tax purposes, was $4,919,896,000.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

    period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA    Economic Development Authority
    EDC    Economic Development Corp.
    IDA    Industrial Development Authority/Agency
    IDB    Industrial Development Board
    ISD    Independent School District
    MTA    Metropolitan Transportation Authority
    REIT   Real Estate Investment Trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

    (INS) Principal and interest payments are insured by Assured Guaranty Corp., Assured Guaranty Municipal Corp. or Berkshire Hathaway Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

           bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A. Citigroup, Inc., Deutsche Bank, A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., Key Bank, N.A., PNC Bank, N.A., TD Bank, N.A., U.S. Bank, N.A., Wells Fargo Bank, N.A., or WestLB A.G.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Freddie Mac, Fannie Mae, Minnesota GO, or Texas Permanent Fund.

o   SPECIFIC NOTES

    (a) At July 31, 2011, the aggregate market value of securities purchased on a when-issued basis was $4,610,000.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2)

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

         commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) At July 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2011

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)   $4,919,896
   Cash                                                                       10,318
   Receivables:
      Capital shares sold                                                     19,361
      USAA Investment Management Company (Note 4C)                               190
      Interest                                                                 2,168
      Securities sold                                                         87,939
                                                                          ----------
          Total assets                                                     5,039,872
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased                                                     4,610
      Capital shares redeemed                                                 12,803
      Dividends on capital shares                                                  2
   Accrued management fees                                                     1,015
   Accrued transfer agent's fees                                                 502
   Other accrued expenses and payables                                           231
                                                                          ----------
         Total liabilities                                                    19,163
                                                                          ----------
            Net assets applicable to capital shares outstanding           $5,020,709
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $5,020,705
   Accumulated undistributed net investment income                                 4
                                                                          ----------
            Net assets applicable to capital shares outstanding           $5,020,709
                                                                          ==========
   Capital shares outstanding, unlimited number of
      shares authorized, no par value                                      5,021,227
                                                                          ==========
   Net asset value, redemption price, and offering price per share        $     1.00
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 21,141
                                                                        --------
EXPENSES
   Management fees                                                        12,309
   Administration and servicing fees                                       5,129
   Transfer agent's fees                                                  14,199
   Custody and accounting fees                                               634
   Postage                                                                   464
   Shareholder reporting fees                                                191
   Trustees' fees                                                             12
   Registration fees                                                          82
   Professional fees                                                         231
   Other                                                                      88
                                                                        --------
         Total expenses                                                   33,339
   Expenses paid indirectly                                                   (1)
   Expenses reimbursed                                                   (12,709)
                                                                        --------
         Net expenses                                                     20,629
                                                                        --------
NET INVESTMENT INCOME                                                        512
                                                                        --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                           8
                                                                        --------
   Increase in net assets resulting from operations                     $    520
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,

---------------------------------------------------------------------------------------

                                                                  2011             2010
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                   $       512      $     9,644
   Net realized gain on investments                                  8                3
                                                           ----------------------------
      Increase in net assets resulting from operations             520            9,647
                                                           ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (1,042)          (9,668)
                                                           ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 3,923,661        4,175,212
   Reinvested dividends                                          1,082            9,561
   Cost of shares redeemed                                  (4,220,678)      (4,979,879)
                                                           ----------------------------
      Decrease in net assets from capital
         share transactions                                   (295,935)        (795,106)
                                                           ----------------------------
   Net decrease in net assets                                 (296,457)        (795,127)

NET ASSETS
   Beginning of year                                         5,317,166        6,112,293
                                                           ----------------------------
   End of year                                             $ 5,020,709      $ 5,317,166
                                                           ============================
Accumulated undistributed (overdistribution) of
   net investment income:
   End of year                                             $         4      $        (1)
                                                           ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               3,923,661        4,175,212
   Shares issued for dividends reinvested                        1,082            9,561
   Shares redeemed                                          (4,220,678)      (4,979,879)
                                                           ----------------------------
      Decrease in shares outstanding                          (295,935)        (795,106)
                                                           ============================

See accompanying notes to financial statements.

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Repurchase agreements are valued at cost, which approximates market value.

   3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,610,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2011, custodian and other bank credits reduced the Fund's expenses by $1,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2011, the Fund paid CAPCO facility fees of $16,000, which represents 10.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2011.

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend distributions resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital by $527,000, increase accumulated undistributed net investment income by $535,000, and decrease accumulated net realized gain on investments by $8,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2011, and 2010, was as follows:

                                     2011                           2010
                                 ------------------------------------------
Ordinary income*                 $1,042,000                      $9,668,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                        $6,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2011, the Fund did not

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

incur any income tax, interest, or penalties. As of July 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the year ended July 31, 2011, the Fund incurred management fees, paid or payable to the Manager, of $12,309,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended July 31, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $5,129,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2011, the Fund reimbursed the Manager $158,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

   yield. The Manager can modify or terminate this arrangement at any time. For the year ended July 31, 2011, the Fund incurred reimbursable expenses of $12,709,000, of which $190,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $14,199,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2011, USAA and its affiliates owned 4,000 shares which represents less than 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

   FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

   Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

================================================================================

44  | USAA MONEY MARKET FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                          YEAR ENDED JULY 31,
                            ----------------------------------------------------------------------------
                                  2011         2010                  2009            2008           2007
                            ----------------------------------------------------------------------------
Net asset value at
  beginning of period       $     1.00       $     1.00        $     1.00      $     1.00     $     1.00
                            ----------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            .00(a)           .00(a)            .02             .04            .05
  Net realized and
    unrealized gain                .00(a)           .00(a)            .00(a)          .00(a)         .00(a),(b)
                            ----------------------------------------------------------------------------
Total from investment
  operations                       .00(a)           .00(a)            .02             .04            .05
                            ----------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.00)(a)         (.00)(a)          (.02)           (.04)          (.05)
                            ----------------------------------------------------------------------------
Net asset value at
  end of period             $     1.00       $     1.00        $     1.00      $     1.00     $     1.00
                            ============================================================================

Total return (%)*                  .02              .16(d)           1.86            3.70           4.91(b)
Net assets at end
  of period (000)           $5,020,709       $5,317,166        $6,112,293      $5,833,182     $5,062,461
Ratios to average
  net assets:
  Expenses (%)(c)                  .40              .56(d)            .63             .57            .58
  Expenses, excluding
    reimbursements (%)(c)          .65              .62(d)              -               -              -
  Net investment income (%)        .01              .17              1.83            3.60           4.81

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the year ended July 31, 2011, average net assets were $5,127,245,000.
(a) Represents less than $0.01 per share.
(b) For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss incurred from the sale of a portion of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The reimbursement had no effect on the Fund's per share net realized gain or total return.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.
(d) During the period ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

EXPENSE EXAMPLE

July 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2011, through July 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

46  | USAA MONEY MARKET FUND

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                     BEGINNING          ENDING           DURING PERIOD*
                                   ACCOUNT VALUE     ACCOUNT VALUE     FEBRUARY 1, 2011 -
                                  FEBRUARY 1, 2011   JULY 31, 2011       JULY 31, 2011
                                  -------------------------------------------------------
Actual                               $1,000.00         $1,000.00             $1.79

Hypothetical
 (5% return before expenses)          1,000.00          1,023.01              1.81

* Expenses are equal to the Fund's annualized expense ratio of 0.36%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.00% for the six-month period of February 1, 2011, through July 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

ADVISORY AGREEMENT

July 31, 2011

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

48  | USAA MONEY MARKET FUND

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed may have different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities

================================================================================

                                                        ADVISORY AGREEMENT |  49

================================================================================

of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load and front-end load retail money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided. The Board also noted the level and method of computing the management fee.

================================================================================

50  | USAA MONEY MARKET FUND

================================================================================

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail money market funds regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2011 and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the top 35% of its performance universe for the one-year period ended December 31, 2010 and was in the top 10% of its performance universe for the three- and five-year periods ended December 31, 2010. The Board also took into account Management's discussion of the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust,

================================================================================

                                                        ADVISORY AGREEMENT |  51

================================================================================

including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

52  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of July 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), and serves on the Board of USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA
Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

54  | USAA MONEY MARKET FUND

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

56  | USAA MONEY MARKET FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-7/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

   (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

58  | USAA MONEY MARKET FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select "Investments"
AT USAA.COM

OR CALL                                Under "Investments" view
(800) 531-USAA                         account balances, or click
        (8722)                         "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

             [LOGO OF USAA]
                 USAA(R)
   WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23427-0911                                (C)2011, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 22, 2010, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2011 and 2010 were $391,388 and $359,418, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2011 and 2010 were $63,358 and $61,513, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended July 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2011 and 2010 were $384,316 and $104,896, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     09/28/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      09/29/2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      09/28/2011
         ------------------------------
*Print the name and title of each signing officer under his or her signature.